Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]		Impairment, Long-Lived Asset, Held-for-Use
Amortization expense	$ 0	$ 33
Trademarks/Tradenames
Intangible Assets
Impairment of long-lived assets		$ 200